Document and Entity Information	Aug. 28, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 28, 2026
Entity Registrant Name	Andalusian Credit Company, LLC
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-01670
Entity Tax Identification Number	92-2145091
Entity Address, Address Line One	40 West, 57th Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	646
Local Phone Number	989-4070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001979306
Amendment Flag	false